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                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 1999. Check here if Amendment |_|; Amendment Number: _________________

                        This Amendment (Check only one.):
                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Ezra Merkin
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Address:  450 Park Avenue
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          New York, New York  10022
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Form 13F File Number: 28-6286
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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  J. Ezra Merkin
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Title:
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Phone:  212-838-7200
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Signature, Place and Date of Signing:

/s/ J. Ezra Merkin
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[Signature]

  New York, New York
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[City, State]

May 12, 1999
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[Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

List of Other Managers Reporting for this Manager: (if there are no entries in this list, omit this section.)

Form 13F File Number 28-
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Name:  Stephen A. Feinberg
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[Repeat as necessary]

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

  None
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Form 13F Information Table Entry Total:

  68
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Form 13F Information Table Value Total:

$310,785                                    (thousands)
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SEC FORM 13 F            NAME OF REPORTING MANAGER: J. EZRA MERKIN
File number 28-6286


ITEM 1                               ITEM 2             ITEM 3        ITEM 4    ITEM 5           ITEM 6        ITEM 7    ITEM 8
DESCRIBE                             TITLE OF CLASS     CUSIP         QUANTITY  MARKET VALUE     INVESTMENT    MANAGER   VOTING
----------------------------------   ----------------   ---------   ----------  -------------    -----------   -------   -----------
AFC CABLE SYSTEMS                    COMMON STOCK       000950105     309,500      $9,207,625       SOLE (A)      N/A     SOLE (A)
ALEXANDER AND BALDWIN                COMMON STOCK       014482103     101,201      $1,986,070     SHARED (B)       1     SHARED (B)
AMERICA CLASSIC SANITATION           COMMON STOCK       9B999SUR7     983,333        $983,333       SOLE (A)      N/A     SOLE (A)
AMERICAN PACIFIC                     COMMON STOCK       028740108     625,767      $4,849,694       SOLE (A)      N/A     SOLE (A)
AMERICAN STORES CO                   COMMON STOCK       030096101     102,200      $3,372,600       SOLE (A)      N/A     SOLE (A)
ANIXTER INTL                         COMMON STOCK       035290105     282,375      $3,370,852       SOLE (A)      N/A     SOLE (A)
ASTRA AB                             COMMON STOCK       046298105   1,077,800     $24,722,038       SOLE (A)      N/A     SOLE (A)
AT HOME CORP SER A APR 100PT         PUT OPTIONS        0459190PT      31,200      $3,120,000       SOLE (A)      N/A     SOLE (A)
AT HOME CORP SER A APR 95 PT         PUT OPTIONS        0459190PS      20,800      $1,976,000       SOLE (A)      N/A     SOLE (A)
ATLANTIC GULF                        PREFERRED STOCK    048556203      19,130         $30,818     SHARED (B)       1     SHARED (B)
BALLARD MEDICAL PRODUCTS             COMMON STOCK       058566100     437,800     $10,671,375       SOLE (A)      N/A     SOLE (A)
BEVERLY ENTERPRISES                  COMMON STOCK       087851309     154,400        $791,300       SOLE (A)      N/A     SOLE (A)
BOEING CO                            COMMON STOCK       097023105     189,375      $6,580,781       SOLE (A)      N/A     SOLE (A)
BROAD NATL BANCORP                   COMMON STOCK       111239109      32,500        $790,156       SOLE (A)      N/A     SOLE (A)
BROOKE GROUP LTD                     COMMON STOCK       112525100      22,421        $568,933     SHARED (B)       1     SHARED (B)
BRYLANE INC                          COMMON STOCK       117661108     414,400     $10,049,200       SOLE (A)      N/A     SOLE (A)
BURLINGTON INDUSTRIES                COMMON STOCK       121693105     451,275      $2,989,697       SOLE (A)      N/A     SOLE (A)
CADILLAC FAIRVIEW CORP               COMMON STOCK       126929207      28,889        $505,558     SHARED (B)       1     SHARED (B)
CALIFORNIA COASTAL                   COMMON STOCK       129915104     100,571        $653,712     SHARED (B)       1     SHARED (B)
CALIFORNIA FEDERAL BANK              COMMON STOCK       130209703     467,756      $5,379,194       SOLE (A)      N/A     SOLE (A)
CALIFORNIA FEDERAL BANK CONT LITREC  COMMON STOCK       130209604     183,300      $2,016,300       SOLE (A)      N/A     SOLE (A)
CELLPRO                              COMMON STOCK       151156106     540,797         $70,304       SOLE (A)      N/A     SOLE (A)
COLTEC INDS                          COMMON STOCK       196879100     189,300      $3,442,894       SOLE (A)      N/A     SOLE (A)
CRONOS GROUP,  N.V.                  COMMON STOCK       L20708100      80,000        $360,000     SHARED (B)       1     SHARED (B)
CYTEC INDUSTRIES                     COMMON STOCK       232820100      49,500      $1,104,469       SOLE (A)      N/A     SOLE (A)
D & N FINL CORP                      COMMON STOCK       232864108      36,100        $821,275       SOLE (A)      N/A     SOLE (A)
ENERSIS S.A. SPONS ADR               COMMON STOCK       29274F104     165,000      $4,424,063       SOLE (A)      N/A     SOLE (A)
EXCITE                               COMMON STOCK       300904109      66,000      $9,240,000       SOLE (A)      N/A     SOLE (A)
FASTPARTS, INC SERIES C PREFERRED    PREFERRED STOCK    9A999FSP4     284,090        $999,997       SOLE (A)      N/A     SOLE (A)
FCB FINANCIAL                        COMMON STOCK       301932109       9,600        $273,600       SOLE (A)      N/A     SOLE (A)
FIRST CITIZENS CORP                  COMMON STOCK       319588109      53,350      $1,980,619       SOLE (A)      N/A     SOLE (A)
FIRST WESTERN BANCORP                COMMON STOCK       337505101      37,700      $1,187,550       SOLE (A)      N/A     SOLE (A)
FNB ROCHESTER CORP                   COMMON STOCK       302908108      54,000      $1,728,000       SOLE (A)      N/A     SOLE (A)
FRIENDLY'S ICE CREAM CORP            COMMON STOCK       358497105      21,827        $133,690     SHARED (B)       1     SHARED (B)
FRUIT OF THE LOOM                    COMMON STOCK       G3682L105     160,750      $1,667,781       SOLE (A)      N/A     SOLE (A)
GREAT LAKES REIT INC.                COMMON STOCK       390752103     418,221      $6,064,205     SHARED (B)       1     SHARED (B)
HEALTH FITNESS CORP                  COMMON STOCK       42217V102     108,817         $68,011     SHARED (B)       1     SHARED (B)
HOLLYWOOD PARK INC.                  COMMON STOCK       436255103     109,301        $970,046     SHARED (B)       1     SHARED (B)
JACOR COMMUNICATIONS                 COMMON STOCK       469858401      68,000      $5,168,000       SOLE (A)      N/A     SOLE (A)
JCC HOLDINGS CORP.                   COMMON STOCK       46611Q205     111,448        $334,344     SHARED (B)       1     SHARED (B)
J. RAY MCDERMOTT                     COMMON STOCK       P64658100      88,400      $2,640,950       SOLE (A)      N/A     SOLE (A)
KING WORLD PRODUCTIONS               COMMON STOCK       495667107      70,000      $2,139,375       SOLE (A)      N/A     SOLE (A)
KNOLL INC                            COMMON STOCK       498904101     493,400     $12,149,975       SOLE (A)      N/A     SOLE (A)
LONG BEACH FINANCIAL CORP            COMMON STOCK       542446109      20,000        $192,500       SOLE (A)      N/A     SOLE (A)
LUCASVARITY PLC ADR                  COMMON STOCK       549395101     869,600     $40,219,000       SOLE (A)      N/A     SOLE (A)
MENS WEARHOUSE INC.                  COMMON STOCK       587118100     408,616      $8,384,800     SHARED (B)       1     SHARED (B)
ODETICS CL A                         PREFERRED STOCK    676065204     228,800      $2,230,800       SOLE (A)      N/A     SOLE (A)
PHILIP MORRIS                        COMMON STOCK       718154107       7,050        $248,513       SOLE (A)      N/A     SOLE (A)
PIONEER HI-BRED INTL                 COMMON STOCK       723686101     197,500      $7,430,938       SOLE (A)      N/A     SOLE (A)
PLATINUM TECHNOLOGY INTL             COMMON STOCK       72764T101     100,000      $2,550,000       SOLE (A)      N/A     SOLE (A)
QUANTUM CORP                         COMMON STOCK       747906105     266,225      $4,792,050       SOLE (A)      N/A     SOLE (A)
QUEST DIAGNOSTICS                    COMMON STOCK       74834L100     244,125      $5,431,781       SOLE (A)      N/A     SOLE (A)
RAMAPO FINL CORP                     COMMON STOCK       751366105      76,475        $795,818       SOLE (A)      N/A     SOLE (A)
RAMTRON INTERNATIONAL CORP.          COMMON STOCK       847723103     106,649         $89,990     SHARED (B)       1     SHARED (B)
RESPONSE USA                         COMMON STOCK       761235506     444,100        $902,078       SOLE (A)      N/A     SOLE (A)
RJR NABISCO HOLDINGS                 COMMON STOCK       74960K876      30,600        $765,000       SOLE (A)      N/A     SOLE (A)
R.B. ASSET                           COMMON STOCK       749254108     773,666      $2,514,415       SOLE (A)      N/A     SOLE (A)
SIERRAWEST BANCORP                   COMMON STOCK       826527103      89,400      $2,883,150       SOLE (A)      N/A     SOLE (A)
STROUDS                              COMMON STOCK       863451100     498,600        $872,550       SOLE (A)      N/A     SOLE (A)
TELECOM ITALIA SPA                   COMMON STOCK       87927W106     100,000     $10,437,500       SOLE (A)      N/A     SOLE (A)
THE LEARNING CO                      COMMON STOCK       522008101     251,700      $7,236,375       SOLE (A)      N/A     SOLE (A)
UCAR INTERNATIONAL                   COMMON STOCK       90262K109     107,075      $1,512,434       SOLE (A)      N/A     SOLE (A)
UNISOURCE WORLDWIDE INC              COMMON STOCK       909208100      12,200         $86,925       SOLE (A)      N/A     SOLE (A)
U.S. FILTER CORP                     COMMON STOCK       911843209     450,600     $13,799,625       SOLE (A)      N/A     SOLE (A)
VERMONT FINL SERV CORP               COMMON STOCK       924180102     238,660      $6,742,145       SOLE (A)      N/A     SOLE (A)
WESTOWER CORP                        COMMON STOCK       96121E101      15,000        $420,938       SOLE (A)      N/A     SOLE (A)
WOOD BANCORP                         COMMON STOCK       978237105      33,200        $605,900       SOLE (A)      N/A     SOLE (A)
YPF S.A. ADR                         COMMON STOCK       984245100   1,205,700     $38,054,906       SOLE (A)      N/A     SOLE (A)

                                                                                 $310,784,512